CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net loss	$ (11,350,208)	$ (12,743,748)	$ (22,470,495)
Adjustments to reconcile net loss to net cash provided by Operating activities:
Share-based Compensation	986,833	1,113,828	2,240,512
Depreciation and amortization	1,128,014	1,214,354	1,697,700
Provision of allowance for doubtful accounts	(1,139,658)	(1,226,833)	(149,429)
Loss from equity investments without a readily determinable fair value	449,432
Income (Loss) from equity method investment	775,269	(391)	(470)
(Gain) Loss from short-term investments	(599)	(11,743)	72,755
Deferred taxes	(385,654)	72,770	(116,254)
Loss on disposal of property and equipment	10,054	367,221	854,160
Loss on the interest sold and retained noncontrolling investment		299,645	1,186,852
Changes in assets and liabilities:
Accounts receivable, others	(1,462,023)	(5,014,134)	1,774,118
Accounts receivable, margin clients	3,845,695	5,373,265	(9,600,921)
Prepaid expenses and other current assets	(584,553)	1,554,475	559,702
Non-cash lease expense	2,446,705	2,832,968
Trust bank balances held on behalf of customers	2,984,367	(5,618,799)	7,601,562
Rental deposits	15,133	185,294	138,485
Guarantee deposit funds			307,883
Deferred revenue	3,444,990	873,728	(1,659,248)
Account payable	(2,765,810)	3,758,493	(6,473,854)
Accrued expenses and other current liabilities	2,723,456	(3,782,481)	(683,420)
Operating lease liabilities	(2,388,356)	(3,134,235)
Amounts due to customers for the trust bank balance held on their behalf	(2,984,367)	5,618,799	(7,601,562)
Income taxes payable	(95,433)	21,901	(392,551)
Net cash used in operating activities	(4,346,713)	(8,245,623)	(32,714,475)
Investing activities:
Purchase of property and equipment	(58,535)	(1,552,537)	(340,629)
Proceeds from disposal of affiliates (Note 9)			4,950
Purchase of short-term investments		(10,091,454)	(8,995,273)
Proceeds from sales of short-term investments	1,226,713	8,956,178	9,437,363
Net cash provided by (used in) investing activities	1,168,178	(2,687,813)	106,411
Financing activities:
Proceeds from stock options exercised by employees and issuance of ordinary shares	5	4,997	600
Funds received/(repaid) from/to third-party investors	(891,744)	4,947,000	4,466,000
Funds received from third party		4,116,257
Funds paid to third party	(33,226)	(1,062,380)
Net cash provided by (used in) financing activities	(924,965)	8,005,874	4,466,600
Effect of exchange rate changes	658,175	34,251	(93,906)
Net decrease in cash and cash equivalents	(3,445,325)	(2,893,311)	(28,235,370)
Cash, cash equivalents and restricted cash at beginning of the year	9,599,824	12,493,135	40,728,505
Cash, cash equivalents and restricted cash at end of the year	6,154,499	9,599,824	12,493,135
Supplemental disclosure of cash flow information
Income taxes paid	112,550	10,130	504,462
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	6,154,499	9,599,824	12,493,135
Cash, cash equivalents and restricted cash at end of the year	$ 6,154,499	$ 9,599,824	$ 12,493,135